N-2	Nov. 13, 2024 USD ($)
Cover [Abstract]
Entity Central Index Key	0001815609
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	Primark Meketa Private Equity Investments Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
SHAREHOLDER FEES	Class I Shares	Class II Shares(1)
Maximum Sales Load	None	None
Maximum Early Repurchase Fee (as a percentage of repurchased amount)(2)	2.00%	2.00%

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
ANNUAL EXPENSES (as a percentage of net assets attributable to Shares)
Management Fee(3)	1.50%	1.50%
Distribution and Service (12b-1) Fee(4)	0.00%	0.25%
Shareholder Servicing Fee(5)	0.10%	0.00%
Other Expenses(6)	0.53%	0.53%
Acquired Fund Fees and Expenses(7)	0.80%	0.80%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	2.93%	3.08%
Fee Reductions and/or Expense Reimbursements(8)	(0.13)%	(0.13)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements(9)	2.80%	2.95%

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
You Would Pay the Following Expenses Based on a $1,000 Investment in the Fund, Assuming a 5% Annual Return:	1 Year	3 Years	5 Years	10 Years
Class I Shares	$ 28	$ 89	$ 153	$ 324
Class II Shares	$ 30	$ 94	$ 160	$ 338

Other Transaction Fees, Note [Text Block]	Other Expenses for Class II shares are estimated for the Fund’s current fiscal year. “Other Expenses” include, among other things, professional fees and other expenses that the Fund will bear, including initial and ongoing offering costs and fees and expenses of the Administrator, transfer agent and custodian.
Acquired Fund Fees and Expenses, Note [Text Block]	Shareholders also indirectly bear a portion of the asset-based fees, performance or incentive fees or allocations and other expenses incurred by the Fund as an investor in the Portfolio Funds. Generally, asset-based fees payable in connection with Portfolio Fund investments will range from 1.00% to 2.00% (annualized) of the commitment amount of the Fund’s investment, and performance or incentive fees or allocations are typically 20% of a Portfolio Fund’s net profits annually, although it is possible that such amounts may be exceeded for certain Portfolio Fund Managers. The “Acquired Fund Fees and Expenses” disclosed above, however, do not reflect any performance-based fees or allocations paid by the Portfolio Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Portfolio Funds. The “Acquired Fund Fees and Expenses” disclosed above have been restated and are based on estimated amounts for the Fund’s current fiscal year.
Incentive Allocation [Percent]	20.00%
Acquired Fund Total Annual Expenses, Note [Text Block]	The “Acquired Fund Fees and Expenses” disclosed above, however, do not reflect any performance-based fees or allocations paid by the Portfolio Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Portfolio Funds. The “Acquired Fund Fees and Expenses” disclosed above have been restated and are based on estimated amounts for the Fund’s current fiscal year.
Class I Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	2.00%	[1]
Management Fees [Percent]	1.50%	[2]
Distribution/Servicing Fees [Percent]	0.00%	[3]
Acquired Fund Fees and Expenses [Percent]	0.80%	[4]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.10%	[5]
Other Annual Expense 2 [Percent]	0.53%	[6]
Total Annual Expenses [Percent]	2.93%
Waivers and Reimbursements of Fees [Percent]	(0.13%)	[7]
Net Expense over Assets [Percent]	2.80%	[8]
Expense Example, Year 01	$ 28
Expense Example, Years 1 to 3	89
Expense Example, Years 1 to 5	153
Expense Example, Years 1 to 10	$ 324
Class I I Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[9]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	2.00%	[1],[9]
Management Fees [Percent]	1.50%	[2],[9]
Distribution/Servicing Fees [Percent]	0.25%	[3],[9]
Acquired Fund Fees and Expenses [Percent]	0.80%	[4],[9]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.00%	[5],[9]
Other Annual Expense 2 [Percent]	0.53%	[6],[9]
Total Annual Expenses [Percent]	3.08%	[9]
Waivers and Reimbursements of Fees [Percent]	(0.13%)	[7],[9]
Net Expense over Assets [Percent]	2.95%	[8],[9]
Expense Example, Year 01	$ 30
Expense Example, Years 1 to 3	94
Expense Example, Years 1 to 5	160
Expense Example, Years 1 to 10	$ 338

[1]	A 2.00% early repurchase fee payable to the Fund will be charged with respect to the repurchase of a Shareholder’s Shares at any time prior to the day immediately preceding the one-year anniversary of a Shareholder’s purchase of the Shares (on a “first in-first out” basis). The Fund may waive the early repurchase fee for certain categories of Shareholders or transactions, such as repurchases of Shares in the event of the Shareholder’s death or disability, or in connection with certain distributions from employer sponsored benefit plans. See “Quarterly Repurchase Offers.”
[2]	The Management Fee is equal to 1.50% on an annualized basis of the average daily net assets of the Fund. The Adviser may but is not obligated to waive up to 0.50% of the Management Fee on cash and cash equivalents held in the Fund from time to time. See “Management Fee” for additional information.
[3]	The Fund has received exemptive relief from the SEC permitting it to offer multiple classes of Shares, which allows the Fund to operate under a distribution and service plan (pursuant to Rule 12b-1 under the 1940 Act) for Class II Shares. The Fund may charge a distribution and service (12b-1) fee up to 0.25% of the average daily net assets of the Fund attributable to Class II Shares. The Fund may use these fees to compensate financial intermediaries or financial institutions for distribution-related expenses, if applicable, in respect of clients to whom they have distributed Class II Shares. See “Shareholder Servicing Plan and Distribution and Service Plan.”
[4]	Shareholders also indirectly bear a portion of the asset-based fees, performance or incentive fees or allocations and other expenses incurred by the Fund as an investor in the Portfolio Funds. Generally, asset-based fees payable in connection with Portfolio Fund investments will range from 1.00% to 2.00% (annualized) of the commitment amount of the Fund’s investment, and performance or incentive fees or allocations are typically 20% of a Portfolio Fund’s net profits annually, although it is possible that such amounts may be exceeded for certain Portfolio Fund Managers. The “Acquired Fund Fees and Expenses” disclosed above, however, do not reflect any performance-based fees or allocations paid by the Portfolio Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Portfolio Funds. The “Acquired Fund Fees and Expenses” disclosed above have been restated and are based on estimated amounts for the Fund’s current fiscal year.
[5]	The Fund charges a shareholder servicing fee up to 0.10% on an annualized basis of the average daily net assets of the Fund attributable to Class I Shares. The Fund uses these fees to compensate financial intermediaries or financial institutions for providing ongoing shareholder servicing in respect of clients holding Class I Shares. See “Shareholder Servicing Plan and Distribution and Service Plan.”
[6]	Other Expenses for Class II shares are estimated for the Fund’s current fiscal year. “Other Expenses” include, among other things, professional fees and other expenses that the Fund will bear, including initial and ongoing offering costs and fees and expenses of the Administrator, transfer agent and custodian.
[7]	The Adviser has entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) with the Fund, whereby the Adviser has agreed to reduce the Management Fee payable to it (but not below zero), and to pay any operating expenses of the Fund, to the extent necessary to limit the operating expenses of the Fund (excluding brokerage commissions and other similar transactional expenses, interest (including interest incurred on borrowed funds and interest incurred in connection with bank and custody overdrafts), other borrowing costs and fees including interest and commitment fees, taxes, acquired fund fees and expenses, litigation and indemnification expenses, judgments, and extraordinary expenses) to the annual rate (as a percentage of the average daily net assets of the applicable class of Shares of the Fund) of 2.00% and 2.15% with respect to Class I Shares and Class II Shares, respectively (the “Expense Cap”). For a period ending three years after the end of the month in which the Adviser waives its Management Fee or pays any operating expenses of the Fund pursuant to the Expense Cap, the Adviser may recoup amounts waived or incurred to the extent such recoupment does not cause the Fund’s operating expense ratio (after recoupment and excluding brokerage commissions and other similar transactional expenses, interest (including interest incurred on borrowed funds and interest incurred in connection with bank and custody overdrafts), other borrowing costs and fees including interest and commitment fees, taxes, acquired fund fees and expenses, litigation and indemnification expenses, judgments, and extraordinary expenses) to exceed the lesser of (a) the expense limit in effect at the time of the waiver, and (b) the expense limit in effect at the time of the recoupment. The Expense Limitation Agreement will continue in effect through July 31, 2025, and will renew automatically for successive periods of one year thereafter, unless written notice of termination is provided by the Adviser to the Fund not less than 10 days prior to the end of the then-current term. The Board may terminate the Expense Limitation Agreement at any time on not less than ten (10) days’ prior notice to the Adviser, and the Expense Limitation Agreement may be amended at any time only with the consent of both the Adviser and the Board.
[8]	Total annual fund operating expenses do not correlate to the ratio of net expenses to average net assets provided in the Fund’s most recent annual report due to acquired fund fees and expenses.
[9]	As of the date of this Prospectus, Class II shares are not offered to investors.